IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Risk Measurement

	CIBC	S&P	Moody’s
Grade	rating	equivalent	equivalent
Investment grade	00–47	AAA to BBB-	Aaa to Baa3
Non-investment grade	51–67	BB+ to B-	Ba1 to B3
Watch list	70–80	CCC+ to C	Caa1 to Ca
Default	90	D	C

Summary of PD Bands to Various Risk Levels	The following table maps the PD bands to various risk levels:

Risk level	PD bands
Exceptionally low	0.01%–0.20%
Very low	0.21%–0.50%
Low	0.51%–2.00%
Medium	2.01%–10.00%
High	10.01%–99.99%
Default	100%

Summary of Exposure to Credit Risk

$ millions, as at October 31			2023			2022
	IRB approach (1)	Standardized approach	Total	AIRB approach	Standardized approach	Total
Business and government portfolios
Corporate (2)
Drawn	$139,744	$48,032	$187,776	$151,361	$45,924	$197,285
Undrawn commitments	49,460	9,388	58,848	64,470	10,142	74,612
Repo-style transactions (3)	262,175	–	262,175	185,680	–	185,680
Other off-balance sheet (3)	12,527	752	13,279	14,181	831	15,012
OTC derivatives	8,921	128	9,049	13,094	98	13,192
	472,827	58,300	531,127	428,786	56,995	485,781
Sovereign
Drawn	166,226	31,376	197,602	149,200	28,680	177,880
Undrawn commitments	8,956	270	9,226	8,560	–	8,560
Repo-style transactions (3)	31,203	–	31,203	24,228	–	24,228
Other off-balance sheet (3)	1,538	181	1,719	2,421	–	2,421
OTC derivatives	2,444	–	2,444	2,475	–	2,475
	210,367	31,827	242,194	186,884	28,680	215,564
Banks
Drawn	12,396	851	13,247	14,151	1,548	15,699
Undrawn commitments	407	3	410	1,297	18	1,315
Repo-style transactions (3)	46,889	–	46,889	46,155	–	46,155
Other off-balance sheet (3)	1,417	4	1,421	74,748	–	74,748
OTC derivatives	6,323	12	6,335	6,287	12	6,299
	67,432	870	68,302	142,638	1,578	144,216
Gross business and government portfolios	750,626	90,997	841,623	758,308	87,253	845,561
Less: collateral held for repo-style transactions (3)	325,118	–	325,118	237,484	–	237,484
Net business and government portfolios	425,508	90,997	516,505	520,824	87,253	608,077
Retail portfolios
Real estate secured personal lending
Drawn	285,019	5,742	290,761	281,518	5,491	287,009
Undrawn commitments	39,210	23	39,233	38,038	–	38,038
	324,229	5,765	329,994	319,556	5,491	325,047
Qualifying revolving retail (4)
Drawn	18,277	4,238	22,515	18,034	–	18,034
Undrawn commitments	61,231	3,740	64,971	58,471	–	58,471
Other off-balance sheet	385	116	501	375	–	375
	79,893	8,094	87,987	76,880	–	76,880
Other retail (4)
Drawn	14,423	1,032	15,455	17,519	5,099	22,618
Undrawn commitments	2,170	63	2,233	3,308	28	3,336
Other off-balance sheet	4	–	4	45	121	166
	16,597	1,095	17,692	20,872	5,248	26,120
Small and medium enterprises (SME) retail (4)
Drawn	3,066	–	3,066	–	–	–
Undrawn commitments	1,235	–	1,235	–	–	–
Other off-balance sheet	24	–	24	–	–	–
	4,325	–	4,325	–	–	–
Total retail portfolios	425,044	14,954	439,998	417,308	10,739	428,047
Securitization exposures (2)(5)	24,171	13,870	38,041	15,333	3,257	18,590
Gross credit exposure (6)	1,199,841	119,821	1,319,662	1,190,949	101,249	1,292,198
Less: collateral held for repo-style transactions (3)	325,118	–	325,118	237,484	–	237,484
Net credit exposure (6)	$874,723	$119,821	$994,544	$953,465	$101,249	$1,054,714
(1)	Beginning in the second quarter of 2023, the IRB approach includes both the AIRB approach and the FIRB approach.
(2)
Beginning in the first quarter of 2023, includes a change in methodology that resulted in certain exposures previously subject to AIRB, now being included under the standardized securitization approach.

(3)
Beginning in the second quarter of 2023, as part of the implementation of the Basel III reforms, certain exposures in which we act as a guarantor were prospectively reclassified from other off-balance
sheet to repo-style transactions with the inclusion of the collateral held now included in collateral held for repo-style transactions.

(4)	2022 amounts reported in other retail include certain qualifying revolving retail and SME retail.
(5)
OSFI guidelines define a hierarchy of approaches for treating securitization exposures in our banking book. Depending on the underlying characteristics, exposures are eligible for either the SA or the IRB approach. The SEC-ERBA, which is inclusive of SEC-IAA, includes exposures that qualify for the IRB approach, as well as exposures under the SA.

(6)
Excludes exposures arising from derivative and repo-style transactions which are cleared through qualified central counterparties (QCCPs) as well as credit risk exposures arising from other assets that are subject to the credit risk framework, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial
institutions which are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction which are risk-weighted
at 250%.
Non-trading
equity exposures are also excluded and are subject to a range of risk-weightings dependent on the nature of the security starting in the second quarter of 2023. Risk-weighting for non-trading
equity securities was at 100% prior to the second quarter of 2023.

Summary of Breakdown of Our Standardized Credit Risk Exposures by Risk-weight Category	A detailed breakdown of our net credit risk exposures under the standardized approach by risk-weight category is provided below.

$ millions, as at October 31	Risk-weight category							2023	2022
	0%	1–20%	21–50%	51–75%	76–100%	101–150%	>150%	Total	Total
Corporate	$–	$–	$–	$4,577	$46,928	$6,795	$–	$58,300	$56,995
Sovereign	26,715	3,545	378	–	1,083	106	–	31,827	28,680
Banks	–	766	66	–	15	23	–	870	1,578
Real estate secured personal lending	–	1,439	3,869	336	105	16	–	5,765	5,491
Other retail	–	5,282	–	3,489	346	72	–	9,189	5,248
	$26,715	$11,032	$4,313	$8,402	$48,477	$7,012	$–	$105,951	$97,992

(1)	See the “Securitization exposures” section for securitization exposures that are subject to the standardized approach, which are excluded from this table .
(2)	Beginning in the second quarter of 2023, the IRB approach includes both the AIRB approach and the FIRB approach.

Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables
Rating profile of OTC derivative
mark-to-market
(MTM) receivables

$ billions, as at October 31		2023		2022
	Exposure (1)
Investment grade	$8.04	89.6%	$11.18	79.1%
Non-investment grade	0.92	10.3	2.87	20.3
Watch list	0.01	0.1	0.09	0.6
Default	–	–	–	–
Unrated	–	–	–	–
	$8.97	100.0%	$14.14	100.0%

(1)	MTM of the OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Geographic Distribution of Business and Government Exposures Under the AIRB Approach
The following table provides a geographic distribution of our business and government exposures under the IRB
(3)
approach, net of collateral held for repo-style transactions.

$ millions, as at October 31, 2023	Canada		U.S.		Europe		Other	Total
Drawn	$188,602		$100,653	(4)	$14,733		$14,378	$318,366
Undrawn commitments	39,658		13,408		3,815		1,942	58,823
Repo-style transactions	5,065	(5)	4,904	(5)	2,612	(5)	2,568	15,149
Other off-balance sheet	8,168	(5)	5,111	(5)	1,587	(5)	616	15,482
OTC derivatives	9,789		4,179		2,183		1,537	17,688
	$251,282		$128,255		$24,930		$21,041	$425,508
October 31, 2022	$341,917		$125,602		$29,227		$24,078	$520,824

(1)	Excludes securitization exposures, and exposures under the SA. Substantially all of our retail exposures under the AIRB approach are based in Canada.
(2)	Classification by country is primarily based on domicile of debtor or customer.
(3)	Beginning in the second quarter of 2023, the IRB approach includes both the AIRB approach and the FIRB approach.
(4)	Beginning in the first quarter of 2023, excludes certain exposures previously subject to AIRB, now included under the standardized securitization approach pursuant to a change in methodology.
(5)
Beginning in the second quarter of 2023, as part of the implementation of the Basel III reforms, certain exposures in which we act as a guarantor were prospectively reclassified from other off-balance
sheet to repo-style transactions with the inclusion of the collateral held now included in collateral held for repo-style transactions.

Summary of Credit Quality of Risk-rated Portfolios Exposure
The following table presents the credit quality of our retail portfolios under the IRB
(1)
approach.

$ millions, as at October 31					2023	2022
	EAD
Risk level	Real estate secured personal lending	Qualifying revolving retail	Other retail	SME retail	Total	Total

Exceptionally low	$246,607	$51,322	$2,691	$537	$301,157	$294,074
Very low	41,524	8,660	3,527	1,007	54,718	55,713
Low	28,743	11,533	7,057	2,106	49,439	52,062
Medium	6,102	6,935	2,231	308	15,576	12,243
High	759	1,376	1,022	328	3,485	2,792
Default	494	67	69	39	669	424
	$324,229	$79,893	$16,597	$4,325	$425,044	$417,308

(1)	Beginning in the second quarter of 2023, the IRB approach includes both the AIRB approach and the FIRB approach.

Summary of Industry-wide Breakdown of Business and Government Exposure
The following table provides an industry-wide breakdown of our business and government exposures under the IRB
(2)
approach, net of collateral held for repo-style transactions.

		Undrawn	Repo-style	Other off-	OTC	2023	2022
$ millions, as at October 31	Drawn	commitments	transactions (3)	balance sheet (3)	derivatives	Total	Total
Commercial mortgages	$7,819	$6	$–	$–	$–	$7,825	$9,108
Financial institutions	72,497	8,348	14,683	4,398	10,348	110,274	215,049
Retail and wholesale	9,489	3,763	–	449	170	13,871	14,856
Business services	8,778	2,810	2	810	185	12,585	13,701
Manufacturing – capital goods	3,714	1,877	–	269	179	6,039	6,906
Manufacturing – consumer goods	5,204	1,642	–	224	125	7,195	7,682
Real estate and construction	42,135	10,700	–	1,809	501	55,145	51,900
Agriculture	8,137	2,054	–	42	35	10,268	10,252
Oil and gas	3,312	3,571	–	612	1,990	9,485	15,208
Mining	1,748	2,017	–	833	265	4,863	6,622
Forest products	348	445	–	184	54	1,031	1,353
Hardware and software	3,801	1,908	–	70	86	5,865	4,996
Telecommunications and cable	2,448	689	–	255	297	3,689	4,116
Broadcasting, publishing and printing	372	85	–	8	6	471	593
Transportation	6,057	3,058	–	308	698	10,121	10,393
Utilities	18,019	8,293	–	4,288	735	31,335	32,048
Education, health, and social services	3,942	1,532	–	241	20	5,735	5,609
Governments	120,546	6,025	464	682	1,994	129,711	110,432
	$318,366	$58,823	$15,149	$15,482	$17,688	$425,508	$520,824

(1)	Beginning in the first quarter of 2023, excludes certain exposures previously subject to AIRB, now included under the standardized securitization approach pursuant to a change in methodology.
(2)	Beginning in the second quarter of 2023, the IRB approach includes both the AIRB approach and the FIRB approach.
(3)
Beginning in the second quarter of 2023, as part of the implementation of the Basel III reforms, certain exposures in which we act as a guarantor were prospectively reclassified from other off-balance
sheet to repo-style transactions with the inclusion of the collateral held now included in collateral held for repo-style transactions.

Summary of Securitization Exposures
The following table provides details on securitization exposures in our banking book, by credit rating.

$ millions, as at October 31	2023	2022
	EAD
Exposures under the IRB (2) approach
S&P rating equivalent
AAA to BBB-	$24,171	$15,333
BB+ to BB-	–	–
Below BB-	–	–
Unrated	–	–
	24,171	15,333
Exposures under the standardized approach	13,870	3,257
Total securitization exposures	$38,041	$18,590

(1)
Beginning in the first quarter of 2023, includes a change in methodology that resulted in certain exposures previously subject to AIRB, now being included under the standardized securitization approach.

(2)	Beginning in the second quarter of 2023, the IRB approach includes both the AIRB approach and the FIRB approach.

Summary of Loans Contractually Past Due But Not Impaired

$ millions, as at October 31	31 to 90 days	Over 90 days	2023 Total	2022 Total
Residential mortgages	$1,019	$–	$1,019	$874
Personal	280	–	280	247
Credit card (1)	235	126	361	331
Business and government	184	–	184	256
	$1,718	$126	$1,844	$1,708

(1)
For the acquired Canadian Costco credit card portfolio, the credit cards were transferred in the aging category that applied at the time of acquisition and have continued to age to the extent a payment has not been made.

Summary of Market Risks by Type of Risks

$ millions, as at or for the year ended October 31				2023				2022
	High	Low	As at	Average	High	Low	As at	Average
Interest rate risk	$11.7	$4.9	$7.9	$7.2	$16.3	$4.7	$6.0	$7.3
Credit spread risk	2.5	1.0	2.1	1.5	11.0	0.9	1.1	3.4
Equity risk	8.6	3.3	4.6	5.4	10.5	2.6	4.1	4.9
Foreign exchange risk	3.4	0.3	1.2	0.8	4.8	0.5	1.2	1.8
Commodity risk	4.1	1.2	1.9	2.3	6.0	1.1	1.4	2.3
Debt specific risk	3.9	1.3	3.3	2.1	3.3	1.2	1.9	2.2
Diversification effect (1)	n/m	n/m	(10.5)	(10.1)	n/m	n/m	(8.1)	(13.2)
Total VaR (one-day measure)	$13.2	$6.6	$10.5	$9.2	$14.6	$5.5	$7.6	$8.7
Stressed total VaR (one-day measure)	$62.2	$14.2	$32.0	$36.9	$49.9	$16.1	$31.2	$30.0
IRC (one-year measure) (2)	$150.0	$82.4	$101.9	$107.3	$178.9	$95.7	$114.0	$130.7

(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
(2)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at October 31		2023			2022
	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$303	$91	$394	$278	$(7)	$271
Increase (decrease) in EVE	(588)	(295)	(883)	(679)	(336)	(1,015)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(327)	(88)	(415)	(301)	4	(297)
Increase (decrease) in EVE	507	319	826	604	350	954

(1)	Includes CAD and other currency exposures.

Summary of Amortized Cost and Fair Values of Non-trading Equities
The following table provides the amortized cost and fair values of our non-trading
equities:

$ millions, as at October 31		Cost	Fair value
2023	Equity securities designated at FVOCI	$556	$572
	Equity-accounted investments in associates (1)	137	240
		$693	$812
2022	Equity securities designated at FVOCI	$525	$522
	Equity-accounted investments in associates (1)	206	230
		$731	$752

(1)	Excludes our equity-accounted joint ventures. See Note 25 to the consolidated financial statements for further details.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at October 31		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2023	Cash and deposits with banks	$55,718	$–	$55,718	$862	$54,856
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	155,487	94,880	250,367	134,415	115,952
	Other debt securities	5,729	11,681	17,410	4,343	13,067
	Equities	43,798	28,432	72,230	33,317	38,913
	Canadian government guaranteed National Housing Act mortgage-backed securities	31,733	4,908	36,641	17,365	19,276
	Other liquid assets (2)	12,597	2,685	15,282	8,238	7,044
		$305,062	$142,586	$447,648	$198,540	$249,108
2022	Cash and deposits with banks	$63,861	$–	$63,861	$286	$63,575
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	133,923	85,602	219,525	122,283	97,242
	Other debt securities	6,764	8,957	15,721	2,262	13,459
	Equities	30,825	29,521	60,346	30,408	29,938
	Canadian government guaranteed National Housing Act mortgage-backed securities	33,148	3,321	36,469	16,711	19,758
	Other liquid assets (2)	19,159	2,326	21,485	16,040	5,445
		$287,680	$129,727	$417,407	$187,990	$229,417

(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select ABS and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at October 31, 2023	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$20,816	$–	$–	$–	$–	$–	$–	$–	$–	$20,816
Interest-bearing deposits with banks	34,902	–	–	–	–	–	–	–	–	34,902
Securities	4,197	6,058	6,398	5,675	6,544	32,109	61,775	42,281	46,311	211,348
Cash collateral on securities borrowed	14,651	–	–	–	–	–	–	–	–	14,651
Securities purchased under resale agreements	46,144	13,660	10,857	5,922	2,110	1,478	13	–	–	80,184
Loans
Residential mortgages	2,877	5,617	11,229	9,004	17,963	72,444	146,601	8,509	–	274,244
Personal	1,060	525	867	750	903	903	4,149	5,452	30,978	45,587
Credit card	389	779	1,168	1,168	1,168	4,672	9,194	–	–	18,538
Business and government	11,809	8,452	11,362	13,379	12,203	35,588	71,584	18,622	11,871	194,870
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,902)	(3,902)
Derivative instruments	1,926	6,145	3,054	2,245	1,369	3,916	8,538	6,050	–	33,243
Customers’ liability under acceptances	10,075	726	14	1	–	–	–	–	–	10,816
Other assets	–	–	–	–	–	–	–	–	40,422	40,422
	$148,846	$41,962	$44,949	$38,144	$42,260	$151,110	$301,854	$80,914	$125,680	$975,719
October 31, 2022	$162,138	$38,036	$33,508	$30,461	$37,755	$106,155	$339,631	$77,111	$118,802	$943,597
Liabilities
Deposits (2)	$27,324	$45,781	$53,988	$55,787	$49,179	$45,310	$74,115	$19,314	$352,578	$723,376
Obligations related to securities sold short	18,666	–	–	–	–	–	–	–	–	18,666
Cash collateral on securities lent	8,081	–	–	–	–	–	–	–	–	8,081
Obligations related to securities sold under repurchase agreements	78,889	6,528	577	–	–	–	1,124	–	–	87,118
Derivative instruments	81	5,384	3,112	2,342	1,648	4,315	11,191	13,217	–	41,290
Acceptances	10,079	726	14	1	–	–	–	–	–	10,820
Other liabilities	24	23	73	73	71	292	579	883	24,654	26,672
Subordinated indebtedness	–	–	–	–	36	–	–	6,447	–	6,483
Equity	–	–	–	–	–	–	–	–	53,213	53,213
	$143,144	$58,442	$57,764	$58,203	$50,934	$49,917	$87,009	$39,861	$430,445	$975,719
October 31, 2022	$123,388	$44,632	$48,750	$62,962	$57,224	$39,220	$84,857	$36,779	$445,785	$943,597

(1)	Cash includes interest-bearing demand deposits with the Bank of Canada.
(2)
Comprises $239 billion (2022: $232.1 billion) of personal deposits; $462.1 billion (2022: $443.0 billion) of business and government deposits and secured borrowings; and $22.3 billion (2022: $22.5 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at October 31, 2023	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$1,619	$8,475	$4,684	$7,753	$5,897	$23,782	$70,820	$3,230	$232,656	$358,916
Securities lending (2)	42,478	6,467	5,954	–	–	–	–	–	–	54,899
Standby and performance letters of credit	4,932	3,568	3,250	3,885	2,974	646	812	137	–	20,204
Backstop liquidity facilities	–	12,624	123	206	44	5,430	738	149	–	19,314
Documentary and commercial letters of credit	15	100	21	9	2	32	24	–	–	203
Other	1,704	–	–	–	–	–	–	–	–	1,704
	$50,748	$31,234	$14,032	$11,853	$8,917	$29,890	$72,394	$3,516	$232,656	$455,240
October 31, 2022	$50,694	$28,841	$13,542	$10,256	$8,415	$22,105	$68,049	$2,735	$216,873	$421,510
(1)	Includes $179.2 billion (2022: $167.3 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $8.1 billion (2022: $4.9 billion) for cash because it is reported on the consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other off-balance
sheet contractual obligations affecting our funding needs:

$ millions, as at October 31, 2023 (1)	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (2)	$122	$149	$196	$218	$168	$514	$600	$85	$2,052
Investment commitments	–	1	9	–	1	3	13	554	581
Future lease commitments (1)	–	–	–	–	–	10	92	467	569
Pension contributions (3)	11	22	32	33	32	–	–	–	130
Underwriting commitments	12	–	–	–	–	–	–	–	12
	$145	$172	$237	$251	$201	$527	$705	$1,106	$3,344
October 31, 2022	$1,066	$193	$341	$250	$220	$597	$847	$1,074	$4,588
(1)
Excludes operating lease obligations that are accounted for under IFRS 16, which are typically recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use
asset.

(2)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and are therefore subject to significant variability.